Acquisitions and Divestitures Combined Table (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues	$ 13,427	$ 14,933	$ 14,088	$ 13,027	$ 12,607	$ 12,486	$ 12,063	$ 11,179	$ 55,475	$ 48,335	$ 16,964
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ (245)	$ 513	$ 548	$ 483	$ (482)	$ 415	$ 411	$ 402	1,299	746	1,645
ETP [Member]
Revenues									51,158	46,339	15,702
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest									1,553	767	1,647
Regency
Revenues									4,840	2,242	1,309
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest									(142)	64	48
Adjustments And Eliminations [Member]
Revenues									(523)	(246)	(47)
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest									$ (112)	$ (85)	$ (50)